Related party transaction	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related party transaction

Note 12 — Related party transaction

On December 31, 2020, the Company completed the acquisition of 100% equity interest in Dandong BF from Yu Chang, the shareholder of Zhong Yuan Investment and father of Ms. Ting-ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000). Please refer to Note 9 – Acquisition.